Intangible Assets, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets Net
Schedule of intangible assets, net

Category	Useful Life	March 31, 2023	December 31, 2022
Trademark	Indefinite life	$1,503	$1,493
Customer list	10-14 years	3,787	3,825
Total		5,290	5,318
Less: accumulated depreciation and amortization		(1,885)	(1,842)
Intangible assets, net		$3,405	$3,476

Category	Useful Life	December 31, 2022	December 31, 2021
Trademark	Indefinite life	$1,493	$1,546
Customer relationships	10-14 years	3,825	4,201
		5,318	5,747
Less: accumulated depreciation and amortization		(1,842)	(1,712)
Intangible assets, net		$3,476	$4,035

Schedule of estimated amortization expense

Fiscal Year	March 31, 2023
2023 (remainder)	$242
2024	323
2025	323
2026	323
2027	323
2028	323
Thereafter	45
$1,902

Fiscal Year	December 31, 2022
2023	323
2024	323
2025	323
2026	323
2027	323
Thereafter	368
$1,983